Note 7 - Commitments	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Commitments Disclosure [Text Block]
7.
        Commitments

Lease Agreement

We lease approximately
8,400
square feet of office and laboratory space pursuant to an operating lease which expires on
December 31, 2017.
As of
March 31, 2017,
our future minimum lease payments total
$113,995
all of which will be payable during
2017.

Other
Commitments

In the normal course of business, we
may
enter into various firm purchase commitments related to production and testing of our vaccine material, conduct of our clinical trials, and other research-related activities. As of
March 31, 2017,
we had approximately
$225,159
of unrecorded outstanding purchase commitments to our vendors and subcontractors, which we expect will be due during
2017.
We expect this entire amount to be reimbursable to us pursuant to currently outstanding government grants (See Note
10
).

6
.          Commitments

Lease Agreements

We lease approximately
8,400
square feet of office and laboratory space pursuant to an operating lease which expires on
December 31, 2017.
Rent expense for the years ended
December 31, 2016,
2015
and
2014
was
$149,288,
$146,092,
and
$117,084,
respectively. Future minimum lease payments total
$151,993
in
2017.

Other Commitments

In the normal course of business, we
may
enter into various firm purchase commitments related to production and testing of our vaccine material, conduct of clinical trials, and other research-related activities. As of
December 31, 2016,
we had approximately
$305,371
of unrecorded outstanding purchase commitments to our vendors and subcontractors, all of which we expect will be due in
2017.
We expect this entire amount to be reimbursable to us pursuant to currently outstanding government grants.